UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	 		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		May 12, 2006

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		48
Form 13F Information Table Value Total:		$3,230,273

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Alcan Inc                     COMMON     013716105      1700   37166 SH        SOLE            37166
Amgen Inc                     COMMON     031162100      5325   73194 SH        SOLE            73194
Apollo Group Inc               CL A      037604105     38000  723681 SH        SOLE           723681
BB&T Corp                     COMMON     054937107      1379   35173 SH        SOLE            35173
Bally Total Fitness Hldg      COMMON     05873K108       118   12563 SH      DEFINED   01      12563
Bema Gold Corp                COMMON     08135F107      8836 2000000 SH      DEFINED   01    2000000
Burlington Res Inc            COMMON     122014103    121303 1319800 SH      DEFINED   01    1319800
CBS Corp                       CL B      124857202     54435 2270022 SH      DEFINED   01    2270022
Cardinal Health Inc           COMMON     14149Y108      4547   61012 SH        SOLE            61012
Caremark RX Inc               COMMON     141705103     63931 1299938 SH        SOLE          1299938
Chiron Corp                   COMMON     170040109     52115 1137636 SH      DEFINED   01    1137636
Conexant Systems Inc          COMMON     207142100      2999  869338 SH        SOLE           869338
Credence Sys Corp             COMMON     225302108       432   58916 SH        SOLE            58916
Extendicare Inc             SUB VTG SH   30224T871     39186 1850000 SH      DEFINED   01    1850000
Falconbridge Ltd              COMMON     306104100     96562 2759600 SH      DEFINED   01    2759600
Fisher Scientific Intl Inc    COMMON     338032204     20287  298119 SH        SOLE           298119
General Electric Co           COMMON     369604103     12023  345699 SH        SOLE           345699
General Mtrs Corp             COMMON     370442105     10597  498195 SH      DEFINED   01     498195
Guidant Corp                  COMMON     401698105    613021 7853200 SH      DEFINED   01    7853200
Heinz H J Co                  COMMON     423074103      8494  224000 SH      DEFINED   01     224000
JP Morgan Chase & Co          COMMON     46625H100     54115 1299600 SH        SOLE          1299600
Jorgensen Earle M Co          COMMON     480829100     39801 2627100 SH      DEFINED   01    2627100
Juniper Networks Inc          COMMON     48203R104     27211 1423169 SH        SOLE          1423169
Kerr McGee Corp               COMMON     492386107     54027  565843 SH      DEFINED   01     565843
LaFarge North America Inc     COMMON     505862102    259594 3090400 SH      DEFINED   01    3090400
Manulife Finl Corp            COMMON     56501R106     16444  262165 SH        SOLE           262165
Millicom Intl Cellular SA    SHS NEW     L6388F110     47204 1002421 SH      DEFINED   01    1002421
Mirant Corp                   COMMON     60467R100    110429 4417146 SH      DEFINED   01    4417146
Monogram Biosciences Inc      COMMON     60975U108       341  185299 SH      DEFINED   01     185299
Nextel Partners Inc            CL A      65333F107     32568 1150000 SH      DEFINED   01    1150000
Open Text Corp                COMMON     683715106      1333   81106 SH        SOLE            81106
Remington Oil & Gas Corp      COMMON     759594302     80448 1861364 SH      DEFINED   01    1861364
Renal Care Group Inc          COMMON     759930100     90928 1896700 SH      DEFINED   01    1896700
Sensient Technologies Corp    COMMON     81725T100      9935  550400 SH      DEFINED   01     550400
Simon Ppty Group Inc          COMMON     828806109      4156   49392 SH        SOLE            49392
Sprint Nextel Corp           COM FON     852061100    62975724371400 SH      DEFINED   01   24371400
Symantec Corp                 COMMON     871503108     95037 5646900 SH      DEFINED   01    5646900
Time Warner Inc               COMMON     887317105     11753  700000 SH      DEFINED   01     700000
TXU Corp                      COMMON     873168108    124460 2780600 SH      DEFINED   01    2780600
UICI                          COMMON     902737105    110323 2982500 SH      DEFINED   01    2982500
Ubiquitel Inc                 COMMON     903474302     44440 4400000 SH      DEFINED   01    4400000
UnitedHealth Group Inc        COMMON     91324P102     14517  259886 SH        SOLE           259886
Univision Communications       CL A      914906102       456   13230 SH        SOLE            13230
Viacom Inc                     CL B      92553P201     80485 2074356 SH      DEFINED   01    2074356
Viacom Inc                     CL A      92553P102      7603  196166 SH        SOLE           196166
Western Silver Corp           COMMON     959531104     99152 4245200 SH      DEFINED   01    4245200
Whirlpool Corp                COMMON     963320106     27441  300000 SH      DEFINED   01     300000
YRC Worldwide Inc             COMMON     984249102      1028   27018 SH        SOLE            27018

                                                     3230273